Label	Element	Value
Innovator Premium Income 30 Barrier ETF - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.70%
Innovator Premium Income 30 Barrier ETF - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: 3,767.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.40%
Innovator Premium Income 30 Barrier ETF - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF - July | S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: 382.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Premium Income 30 Barrier ETF - July | S&P 500 Index, Expiration: 06/30/2025; Exercise Price: 3,822.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(16.70%)